CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (400)	$ 16	$ 38	$ (1,052)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	106	106	455	461
Depreciation	135	82	370	311
Stock-based compensation expense	64	49	247	179
Loss on subsidiary closure			0	80
Deferred income taxes			54	0
Changes in operating assets and liabilities:
Accounts receivable	(116)	(376)	(618)	310
Unbilled services	(6)	(192)	(181)	(192)
Prepaid expenses and other current assets	(91)	(157)	(37)	(30)
Other assets	(7)	1	10	(5)
Accounts payable	433	222	53	(6)
Accrued interest - related party	(15)	15	0	60
Accrued compensation and benefits	(136)	(14)	328	(146)
Accrued liabilities	(37)	14	7	(21)
Deferred revenue and customer prepayments	66	505	839	(292)
Net cash provided by (used in) operating activities	(4)	271	1,565	(343)
Cash flows from investing activities:
Purchases of property and equipment	(104)	(72)	(185)	(373)
Purchases of intangible assets			(137)	(104)
Capitalized software development costs	0	(148)	(242)	(300)
Net cash used in investing activities	(104)	(220)	(564)	(777)
Cash flows from financing activities:
Payments on acquisition debt			0	(95)
Payments on capital lease obligations	(45)	(7)	(132)	(26)
Proceeds (payments) on line of credit			(400)	400
Net cash provided by (used in) financing activities	(45)	(7)	(532)	279
Net increase (decrease) in cash and cash equivalents	(153)	44	469	(841)
Effect of exchange rate changes on cash and cash equivalents	(6)	(52)	2	(29)
Cash and cash equivalents - beginning of year	1,364	893	893	1,763
Cash and cash equivalents - end of year	1,205	885	1,364	893
Cash paid for interest including loan fees	38	14	110	39
Cash paid for taxes	16	11	34	50
Non-cash investing and financing transactions:
Equipment financed through capital lease			372	0
Common stock issued for purchase of company			0	95
Adjustment to intangible assets and acquisition liability			$ 0	$ 141